Computation of Basic and Diluted Net Income Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended				12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Net income	$ 7,045	[1]	$ 3,079	[1]	$ 6,747	$ 7,919	$ 15,211
Preferred stock tax distributions	(320)	[1]	(648)	[1]	(1,073)	(402)	(334)
Basic EPS
Net income attributable to common stockholders	6,725	[1]	2,431	[1]	5,674	7,517	14,877
Effect of Dilutive Securities
Preferred Stock	320		648		1,073	402	334
Stock options
Diluted EPS
Net income attributable to common stockholders	$ 7,045		$ 3,079		$ 6,747	$ 7,919	$ 15,211
Basic EPS, Shares
Net income attributable to common stockholders, shares	66,626	[1]	31,368	[1]	40,681	31,320	31,320
Effect of Dilutive Securities, shares
Preferred Stock, shares	9,960		11,186		14,390	11,185	11,185
Stock options, shares	3,268		802		1,574	161
Diluted EPS, shares
Net income attributable to common stockholders, shares	79,854	[1]	43,356	[1]	56,645	42,666	42,505
Basic EPS, per share amount
Net income attributable to common stockholders, per share amount	$ 0.10	[1]	$ 0.08	[1]	$ 0.14	$ 0.24	$ 0.48
Diluted EPS, per share amount
Net income attributable to common stockholders, per share amount	$ 0.09	[1]	$ 0.07	[1]	$ 0.12	$ 0.19	$ 0.36

[1]	Unaudited